Related party transactions and balances	12 Months Ended
Dec. 31, 2017
Related party transactions and balances
Related party transactions and balances

23.  Related party transactions and balances

Balances with related parties – continued operations

Balances with related parties at December 31 are as follows:

	2017
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	3,033	—	4
Grupo Villar Mir, S.A.U.	—	83	—	—
Enérgya VM Generación, S.L	—	1,420	—	6
Villar Mir Energía, S.L.U.	2,398	35	—	12,065
Espacio Information Technology, S.A.U.	—	—	—	861
Blue Power Corporation, S.L.	—	—	—	29
Other related parties	2	1	—	8
Total	2,400	4,572	—	12,973

	2016
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,664	—	1,751
Grupo Villar Mir, S.A.U.	—	6,743	—	—
Marco International Corporation	—	756	—	—
Enérgya VM Generación, S.L	—	—	—	23
Enérgya VM Gestión, S.L	—	1,765	—	—
Villar Mir Energía, S.L.U.	2,108	39	—	5,239
Espacio Information Technology, S.A.U.	—	—	—	130
Alloys International	—	—	—	918
Blue Power Corporation, S.L.	9,845	—	—	—
Key management personnel (Note 26)	—	—	—	22,672
Other related parties	—	4	—	5
Total	11,953	11,971	—	30,738

Balances with related parties – assets held for sale

	2016
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Enérgya VM Generación, S.L	—	2,792	—	—
Villar Mir Energía, S.L.U.	—	—	—	231
Other related parties	—	—	—	23
	—	2,792	—	254

The short-term loans granted by Grupo Villar Mir, S.A.U. relate mainly to renewable cash loans earning interest at a market rate and maturing at short term.

The loan granted to Inmobiliaria Espacio, S.A. accrues a market interest and has a maturity in the short-term that is renewed tacitly upon maturity, unless the parties agreed it’s repaid until maturity, extended it automatically for one year.

A former member of the board of directors until the end of 2016 is affiliated with Marco International Corporation, from which the Company purchases certain raw materials and to whom the Company sells silicon-based alloys.

During 2016 the loan granted to Blue Power Corporation, S.L. relates mainly to the financing of the new Spanish solar project. This loan accrues a market interest and will be repaid on long-term basis.  On February 24, 2017, the loan was novated to OpCo as part of a capital injection by Blue Power to OpCo.

The balance with the other related parties arose as a result of the commercial transactions performed with them (see explanation of main transactions below).

Transactions with related parties and other related parties

Transactions with related parties in 2017, 2016 and 2015 are as follows:

	2017
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	2	70
Villar Mir Energía, S.L.U.	—	94,049	—	3,362	—
Espacio Information Technology, S.A.U.	—	—	—	3,807	—
Enérgya VM Generación, S.L	17,222	—	—	226	—
Enérgya VM Gestión, S.L	—	—	—	22	—
Other related parties	—	—	—	1,440	154
Total	17,222	94,049	—	8,859	224

	2016
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	2	74
Grupo Villar Mir, S.A.U.	403	—	—	—	—
Villar Mir Energía, S.L.U.	45	69,083	—	3,626	—
Espacio Information Technology, S.A.U.	—	—	—	4,049	—
Enérgya VM Generación, S.L	20,553	—	—	503	—
Enérgya VM Gestión, S.L	—	253	—	—	—
Marco International Corporation	765	5,212	—	—	—
Key management personnel (Note 26)	—	—	10,080	—	—
Other related parties	—	—	—	92	—
Total	21,766	74,548	10,080	8,272	74

	2015
	Sales and			Other	Finance
	Operating			Operating	Income
	Income	Cost of Sales	Staff costs	Expenses	(Note 25.4)
	US$'000	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	3	170
Enérgya VM Generación, S.L	28,881	—	—	306	—
Grupo Villar Mir, S.A.U.	—	—	—	—	255
Torre Espacio Castellana, S.A.U.	—	—	—	1,138	—
Villar Mir Energía, S.L.U.	66	85,511	—	4,850	—
Espacio Information Technology, S.A.U.	—	—	—	2,581	—
Marco International Corporation	—	360	—	—	—
Key management personnel (Note 26)	—	—	3,909
Other related parties	1	—	—	156	—
Total	28,948	85,871	3,909	9,034	425

“Cost of sales” of the related parties vis-à-vis Villar Mir Energía, S.L.U. relates to the purchase of energy from the latter by the Company’s Electrometallurgy - Europe segment.  FerroAtlántica pays VM Energía a service charge in addition to paying for the cost of energy purchase from the market. For the fiscal years ended December 31, 2017, 2016 and 2015, FerroAtlántica’s and Hidro Nitro Española’s obligations to make payments to VM Enérgia under their respective agreements - for the purchase of energy plus the service charge - amounted to $94,049 thousand, $69,083 thousand and $85,511 thousand, respectively. These contracts are similar to contracts FerroAtlántica signs with other third-party brokers.

“Other operating expenses” relates mainly to service fees paid to Espacio Information Technology, S.A.U. for managing and maintenance services rendered related, basically, to the enterprise resource planning (‘ERP’) that some Company entities use; and, and other IT development projects.

“Sales and operating income” relates mainly to sales from Hidro Nitro Española to Enérgya VM for the sales made by its hydroelectric plant of $7,419 thousand, $5,155 thousand and $6,686 thousand for the fiscal years ended December 31, 2017, 2016 and 2015 and FerroAtlántica sales to Enérgya VM for the sales made by its hydroelectric plant of $9,803 thousand, $15,398 thousand and $22,195 thousand for the fiscal years ended December 31, 2017, 2016 and 2015.

During 2017, under the solar joint venture agreement FerroAtlántica and other subsidiaries have purchased property, plant and equipment of $3,611 thousand from Aurinka and Blue Power Corporation, S.L.